Earnings (Loss) Per Share (Details) - Schedule of basic and diluted earnings (loss) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss from continuing operations	$ (56,602)	$ (36,089)	$ (31,583)
Less: Net income (loss) attributable to noncontrolling interest from continuing operation	(737)	(1)	5
Net loss from continuing operations attributable to Borqs Technologies, Inc.	(55,865)	(36,088)	(31,588)
Accretion to redemption value of preferred shares for continuing operations
Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(55,865)	(36,088)	(31,588)
Net (loss) income from discontinued operations		1,302	(4,151)
Less: Net (loss) income attributable to noncontrolling interest from discontinued operation		716	(1,329)
Net (loss) income from discontinued operations attributable to Borqs Technologies, Inc.		586	(2,822)
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	$ (55,865)	$ (35,502)	$ (34,409)
Denominator:
Weighted-average number of ordinary shares—basic (in Shares)	117,931,503	44,515,013	35,919,014
Weighted-average number of ordinary shares—diluted (in Shares)	117,931,503	44,515,013	35,919,014
Weighted-average number of shares outstanding from discontinued operations—basic (in Shares)	117,931,503	44,515,013	35,919,014
Weighted-average number of shares outstanding from discontinued operations—diluted (in Shares)	117,931,503	44,515,013	35,919,014
Net earnings (loss) per share from continuing operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic: (in Dollars per share)	$ (0.47)	$ (0.81)	$ (0.88)
Earnings (loss) per share—Diluted: (in Dollars per share)	(0.47)	(0.81)	(0.88)
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
(Loss) earnings per share—Basic: (in Dollars per share)		0.01	(0.08)
(Loss) earnings per share—Diluted: (in Dollars per share)		0.01	(0.08)
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic: (in Dollars per share)	(0.47)	(0.8)	(0.96)
Loss per share—Diluted: (in Dollars per share)	$ (0.47)	$ (0.8)	$ (0.96)